Derivative Instruments (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 17, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of fair value of derivatives assumptions and methodology
Volatility (closing prices of 3-4 comparable public companies, including the Company's historical volatility)	109.00%	112.00%	112.00%	112.00%
Estimated life		1 year 6 months	1 year 9 months
Risk free interest rate (based on 1-year treasury rate)	0.23%		0.25%
Minimum [Member]
Summary of fair value of derivatives assumptions and methodology
Implied fair value of Company's common stock		$ 0.2075	$ 0.68755	$ 0.6875
Volatility (closing prices of 3-4 comparable public companies, including the Company's historical volatility)		109.00%	56.78%	56.78%
Exercise price		$ 1.25	$ 0.2375	$ 0.2375
Estimated life				1 year 6 months
Risk free interest rate (based on 1-year treasury rate)		0.026%	0.0266%	0.06%
Maximum [Member]
Summary of fair value of derivatives assumptions and methodology
Implied fair value of Company's common stock		$ 9.00	$ 10.00	$ 10.00
Volatility (closing prices of 3-4 comparable public companies, including the Company's historical volatility)		112.00%	112.00%	112.00%
Exercise price		$ 125.00	$ 2.50	$ 2.50
Estimated life				4 years
Risk free interest rate (based on 1-year treasury rate)		0.12%	0.12%	0.12%